Note 5 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
5.	RECENT ACCOUNTING PRONOUNCEMENTS

The following pronouncements issued by the IASB and interpretations published by IFRIC became effective for annual periods beginning on or after
January 1, 2019.

Effective for periods beginning on or after
January 1, 2019

IFRS
16,
Leases replaces IAS
17,
Leases and related interpretations. The core principle is that a lessee recognizes assets and liabilities for all leases with a lease term of more than
12
months. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured on a present value basis. The measurement includes non-cancellable lease payments (including inflation-linked payments), and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not
to exercise an option to terminate the lease. The new standard is intended to provide a faithful representation of leasing transactions, in particular those that do not
currently require the lessees to recognize an asset and liability arising from an operating lease. IFRS
16
is effective for annual periods beginning on
January 1, 2019.

The Company has
not
yet completed its evaluations of the effect of adopting the above standards and the impact it may
have on its consolidated financial statements.